Current Income Tax Assets (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Summary of Current Income Tax Assets	As of the indicated dates, the balances of Current Income Tax Assets correspond to:

	12.31.23	12.31.22
Tax Advances	2,045,887	1,277,544
Total	2,045,887	1,277,544